Reporting entity and going concern	6 Months Ended
Jun. 30, 2026
Reporting entity and going concern [Abstract]
Reporting entity and going concern
1.
Reporting entity and going concern

Brazil Potash Corp. (the “Company”) was incorporated under the laws of the Province of Ontario, Canada by Articles of Incorporation on October 10, 2006. The Company remained inactive until June 16, 2009. On June 18, 2009, the Company’s subsidiary Potassio do Brasil Ltda. (the “Subsidiary”) was incorporated. On November 27, 2024, the Company commenced trading on the New York Stock Exchange America (the “NYSE”) under the symbol “GRO”. The principal activity of Brazil Potash Corp. is the exploration and development of potash properties in Brazil. The Company’s head office is located at 198 Davenport Road, Toronto, Ontario, M5R 1J2, Canada.

The condensed interim consolidated financial statements include the financial statements of the Company and its subsidiary that is listed in the following table:

		% Ownership
	Country of incorporation	June 30, 2026	December 31, 2025
Potassio do Brasil Ltda.	Brazil	100%	100%

As of August 2024, the Company has received from the Brazilian Amazonas Environmental Protection Institute 21 Installation Licenses required for the construction of the Autazes Project (the "Project") covering the mine, processing plant and port.

Going Concern

The preparation of the condensed interim consolidated financial statements requires an assessment of the validity of the going concern assumption. The validity of the going concern concept is dependent on financing being available for the continuing working capital requirements of the Company and for the development of the Company's projects.

The Company incurred a loss of $9,220,638 for the six months ended June 30, 2026 ($33,234,290 for the six months ended June 30, 2025) and as at June 30, 2026 had an accumulated deficit of $207,318,709 (December 31, 2025 - $198,098,071) and working capital of $74,609,284 as at June 30, 2026 (including cash of $75,710,452) (December 31, 2025 – working capital of $26,639,247 (including cash of $27,779,666)).

The Company requires equity capital and/or financing for working capital and exploration and development of its properties as well as to repay its trade payables and current liabilities. As a result of continuing operating losses, the Company's continuance as a going concern is dependent upon its ability to obtain adequate financing and financing to repay its current obligations, finance its exploration and development activities, and to reach profitable levels of operation. It is not possible to predict whether financing efforts will be successful or if the Company will obtain the necessary financing in order to finance its exploration and development activities or to attain profitable levels of operations. Management has previously been successful in raising the necessary funding to continue operations in the normal course of operations and during the year ended December 31, 2024, closed an initial public offering (the “IPO”) and commenced trading on the NYSE. Additionally, on October 20 and October 27, 2025, the Company closed a private placement financing and on May 4, 2026 closed a public offering.

However, there is no assurance that the Company will be able to fund its operating expenses or future exploration and development of its properties through either the offering of shares, raising sufficient financing, or achieving profitable operations. This raises substantial doubt about the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not include any adjustments to the carrying amount, or classification of assets and liabilities, if the Company was unable to continue as a going concern. These adjustments may be material.

On the basis that additional funding through public and private financings, as outlined above, has and will be received when required, the directors are satisfied that it is appropriate to continue to prepare the condensed interim consolidated financial statements of the Company on the going concern basis.